Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 9,290	$ 8,722
Carrying amount of the hedging instruments, Liabilities	15,370	(18,583)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	2,567	5,357
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	2,576	5,323
Ineffectiveness recorded in non-interest income-other	(9)	46
Cash flow hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	9,244	8,312
Carrying amount of the hedging instruments, Liabilities	(8,243)	(10,757)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	3,928	5,241
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	3,936	5,207
Ineffectiveness recorded in non-interest income-other	(9)	46
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,969	1,865
Carrying amount of the hedging instruments, Liabilities	(3,746)	(4,699)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	171	1,775
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	169	1,774
Ineffectiveness recorded in non-interest income-other	(5)	29
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	200	245
Carrying amount of the hedging instruments, Liabilities	(1,949)	(2,407)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	173	1,363
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	166	1,369
Ineffectiveness recorded in non-interest income-other	5	7
Cash flow hedges [member] | Foreign currency risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	6,904	6,090
Carrying amount of the hedging instruments, Liabilities	(2,541)	(3,650)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	3,242	1,826
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	3,259	1,787
Ineffectiveness recorded in non-interest income-other	(9)	10
Cash flow hedges [member] | Foreign currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(7)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(3)	5
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(3)	5
Cash flow hedges [member] | Foreign currency risk [member] | Cash [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	92	74
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(12)	9
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(12)	9
Cash flow hedges [member] | Equity price risk return swap [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	79	38
Carrying amount of the hedging instruments, Liabilities		(1)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	357	263
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	357	263
Net investment hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	46	410
Carrying amount of the hedging instruments, Liabilities	(7,127)	(7,826)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,361)	116
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(1,360)	116
Net investment hedges [member] | Foreign currency risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(6,287)	(7,571)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(67)	(62)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(66)	(62)
Net investment hedges [member] | Foreign currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	46	410
Carrying amount of the hedging instruments, Liabilities	(840)	(255)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,294)	178
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	$ (1,294)	$ 178